Goodwill and Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Line Items]
Carrying Amount of Definite Lived Intangible Assets					$ 17,310
Amortization of intangible assets	$ 2,900	$ 2,100	$ 7,500	$ 5,000	7,100	$ 2,300	$ 47,400
Impairment charges			563,200		$ 563,200	563,200
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]					Asset Impairment Charges
Hoya Intermediate, LLC
Goodwill [Line Items]
Carrying Amount of Definite Lived Intangible Assets							107,365
Impairment charges							$ 377,101
Developed Technology
Goodwill [Line Items]
Carrying Amount of Definite Lived Intangible Assets	47,100		47,100		$ 17,300
Accumulated amortization	$ 17,200		$ 17,200		9,600
Developed Technology | Hoya Intermediate, LLC
Goodwill [Line Items]
Carrying Amount of Definite Lived Intangible Assets					17,300	13,800
Accumulated amortization					9,600	$ 2,500
Definite-lived intangible assets
Goodwill [Line Items]
Loss on asset disposals					$ 300